Leases - Schedule of Future Minimum Lease Payments (Detail) $ in Millions	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 57.7
2025	48.1
2026	39.3
2027	31.3
2028	20.9
Thereafter	50.1
Total	247.4
Less imputed interest	20.1
Total	$ 227.3